UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

             Report for the Calendar Year or Quarter Ended: 9/30/06

If Amendment report Check here:     | |                 Amendment Number: ______

This Amendment (Check only one):    |X| is a restatement
                                    |_| adds new holdings entries.

Levy Harkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington Ave.                            NY               NY          10022
--------------------------------------------------------------------------------
Business Address        (Street)            (City)           (State)       (Zip)

13F File Number: 28- 06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Lucia LoScalzo              Office Manager                  212-888-3030
--------------------------------------------------------------------------------
Name                        (Title)                           (Phone)


                                                 /s/ Lucia LoScalzo
                                        ---------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

                                        570 Lexington Avenue NYC 10022, 10/09/06
                                        ---------------------------------------
                                             (Place and Date of Signing)

Report Type:

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:    $ 265,327
                                          (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:     Name:                   13F File No.:     Name:
   ---------------   ------------------      ---------------   -----------------
1. 28-                                    6.
   ---------------   ------------------      ---------------   -----------------
2.                                        7.
   ---------------   ------------------      ---------------   -----------------
3.                                        8.
   ---------------   ------------------      ---------------   -----------------
4.                                        9.
   ---------------   ------------------      ---------------   -----------------
5.                                        10.
   ---------------   ------------------      ---------------   -----------------


           I                        II            III            IV           V          VI           VII            VIII
Name of Issuer                Title of Class  CUSIP         valuex$1000    Shares    Discretion   Other Manag.  Voting Authority.
--------------                --------------  -----------   ------------   --------  ----------   ------------  -----------------
American Express                COM           025816 10 9     17,949       320,052   Sole         None           None
Berkshire Hathaway              CL B          084670 20 7     23,843        7,512    Sole         None           None
Bear, Stearns & Co.             COM           073902 10 8     43,254       308,739   Sole         None           None
Boeing Company                  COM           097023 10 5     11,047       140,103   Sole         None           None
Countrywide Financial Co.       COM           222372 10 4     19,929       568,764   Sole         None           None
Echostar Comm.                  CL A          278762 10 9     24,271       741,329   Sole         None           None
Ethan Allen Interiors           COM           297602 10 4     9,750        281,316   Sole         None           None
Fidelity National Fin.          COM           316326 10 7     19,974       479,562   Sole         None           None
Fidelity National Title Gr.     COM           31620R 10 5     4,635        221,139   Sole         None           None
Geron Corporation               COM           374163 10 3     5,315        847,764   Sole         None           None
Goodrich Corp                   COM           382388 10 6     1,410        34,800    Sole         None           None
Moody's Corporation             COM           615369 10 5     18,241       279,006   Sole         None           None
Nike Inc.                       CL B          654106 10 3     8,990        102,600   Sole         None           None
Pfizer Inc.                     COM           717081 10 3     5,710        201,352   Sole         None           None
Qualcomm Inc.                   COM           747525 10 3     16,292       448,194   Sole         None           None
Regis Corp.-MINN                COM           758932 10 7     8,552        238,547   Sole         None           None
Scotts CO                       CL A          810186 10 6     16,379       368,150   Sole         None           None
Worldpoint Terminals            COM           981912 20 7     9,786        690,300   Sole         None           None
